Impairment of assets (Details) - Lifecell CGU ₺ in Thousands	12 Months Ended
Dec. 31, 2022 TRY (₺)
Impairment of assets
Impairment loss recognized	₺ 0
Period considered for projected cash flows	6 years
Terminal growth rate	5.00%
Minimum
Impairment of assets
Post-tax WACC rate	37.70%
Maximum
Impairment of assets
Post-tax WACC rate	39.00%
Weighted average cost of capital (WACC)
Impairment of assets
Sensitivity analysis, percentage of possible increase	0.50%
Sensitivity analysis, percentage of possible decrease	0.50%
Subscribers, average revenue per user (ARPU) and EBITDA margin | Minimum
Impairment of assets
Sensitivity analysis, percentage of possible increase	1.00%
Subscribers, average revenue per user (ARPU) and EBITDA margin | Maximum
Impairment of assets
Sensitivity analysis, percentage of possible increase	5.00%